SIGNIFICANT EVENTS DURING THE CURRENT REPORTING PERIOD - Equity Offerings (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Apr. 03, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 23, 2023
Disclosure of classes of share capital [line items]
Proceeds from issuance		$ 5,097	$ 16,221
Class of warrant or right, number of securities called by warrants or rights	90,000
Exercise price of warrants	$ 5.00
Financial expense		2,347	$ 8,123
Warrants, exercisable term	5 years
Warrants
Disclosure of classes of share capital [line items]
Financial expense		$ 1,100
Registered Direct Offering
Disclosure of classes of share capital [line items]
Proceeds from issuance	$ 6,000
Number of shares issued	1,500,000
Offering expenses	$ 600
Class of warrant or right, number of securities called by warrants or rights				330,106
Exercise price of warrants	$ 4.00			$ 59.20
Warrants term	9 months
Registered Direct Offering | Unregistered Private Warrants
Disclosure of classes of share capital [line items]
Class of warrant or right, number of securities called by warrants or rights	1,500,000
Exercise price of warrants	$ 4.75
Warrants term	5 years
Registered Direct Offering | Pre-funded warrants
Disclosure of classes of share capital [line items]
Exercise price of warrants	$ 0.001
Warrants amendment | Registered Direct Offering
Disclosure of classes of share capital [line items]
Exercise price of warrants	$ 4.75
Warrants, exercisable term	5 years